Basis of Presentation and Business Condition	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Business Condition

2. Basis of Presentation and Business Condition

a) Statement of Compliance

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) as issued by the Financial Accounting Standards Board (“FASB”).

b) Basis of Measurement

The Company’s financial statements have been prepared on the accrual basis.

c) Consolidation

The Company’s consolidated financial statements consolidate the accounts of the Company and its wholly-owned subsidiary. All intercompany transactions, balances and unrealized gains or losses from intercompany transactions have been eliminated upon consolidation.

d) Functional and Presentation Currency

Effective January 1, 2020, the Company changed the functional currency of its subsidiary to United States dollars given the increasing prevalence of U.S. dollar-denominated activities of the subsidiary over time. The change in functional currency from Canadian dollars to United States dollars is accounted for prospectively from January 1, 2020. The subsidiary’s balance sheet was converted from Canadian dollars to United States dollars using the year ended December 31, 2019 United States dollar balance as the opening for January 1, 2020 in accordance with Accounting Standards Codification (ASC) 830. These financial statements are presented in United States dollars. The functional and presentation currency of the Company and its subsidiary is the United States dollar. As a result of the change in functional currency the Company recognized a loss on foreign exchange of $29,940.

e) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

f) Business condition

The Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued.

As of December 31, 2020, the Company had working capital deficiency of $33,289 and an accumulated deficit of $12,866,033. As of December 31, 2020, the Company had cash and cash equivalents of $1,107,812. Based on its current operating plans, the Company believes it has sufficient level of funding for anticipated operations, capital expenditures and debt repayments for a period of at least 12 months from the issuance date of this annual report.

During the year ended December 31, 2020 and subsequent to the year ended the Company through its Reg-A public offering, private placement offering, and exercises of warrants had raised in aggregate of approximately $7,400,000. In addition, as of March 2021 the Company has approximately 45,840,121 warrants exercisable at $0.20 per warrant compare to an average share price of approximately $0.40 per share, anticipating additional warrant exercises.

Subsequent to year ended December 31, 2020 the Company intents to introduce several new tonneau covers most significant of which is the TerraVis. TerraVis is a solar cover tonneau cover will give pickup truck owners rechargeable portable power and add range to upcoming EV pickup trucks. The Company anticipates that the introduction of these new products will sufficiently improve the Company’s financial position.

Based on the Company’s future operating plans, existing cash of $1,107,812, additional funds of approximately $6,300,000 raised subsequent to year ended, combined with possible warrants exercises of approximately $9,100,000; management believes the Company have sufficient funds to meet its contractual obligations and working capital requirements for the next 12 months and the foreseeable future.

g) Reclassification

Certain comparative figures have been reclassified to conform to the current period’s presentation.

h) Revision of Prior Period Financial Statements

In connection with the preparation of our consolidated financial statements, we identified an immaterial error related to the recognition of a deemed dividend related to down-round features along with the associated shares issuance and professional fees in the annual periods in fiscal 2019 and first quarter of 2020. In accordance with SAB (Staff Accounting Bulletins) Topic 1.M, “Materiality,” and SAB (Staff Accounting Bulletins) Topic 1.N, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” we evaluated the error and determined that the related impact was not material to our financial statements for any prior annual or interim period, but that correcting the cumulative impact of the error would be significant to our results of operations and equity fiscal and interim periods of 2019 and 2020. Accordingly, we have revised previously reported financial information for such immaterial error, as previously disclosed in our Annual Report on Form 10-K for the fiscal year 2019. A summary of revisions to certain previously reported financial information presented herein for comparative purposes is included in note 23.